Pensions and Post-Employment Benefits - Aggregate Projected Benefit Obligation for Pension Plans and Other Post-employment Benefits and the Plan Assets by Country (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
PBO	$ 2,010	$ 1,903	$ 2,783
Assets	1,275	1,208	$ 1,784
Deficit	735	695
Mexico [member]
Disclosure of fair value of plan assets [line items]
PBO	253	220
Assets	44	25
Deficit	209	195
United States [member]
Disclosure of fair value of plan assets [line items]
PBO	184	194
Assets	188	166
Deficit	(4)	28
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
PBO	1,129	1,062
Assets	821	791
Deficit	308	271
Germany [member]
Disclosure of fair value of plan assets [line items]
PBO	141	134
Assets	6	6
Deficit	135	128
Other countries [member]
Disclosure of fair value of plan assets [line items]
PBO	303	293
Assets	216	220
Deficit	$ 87	$ 73